Vanguard® PRIMECAP Fund
Schedule of Investments (unaudited)
As of June 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.2%)
Communication Services (5.8%)
	Alphabet Inc. Class A	11,032,240	2,009,523
	Alphabet Inc. Class C	6,336,720	1,162,281
*	Baidu Inc. ADR	6,802,741	588,301
	Walt Disney Co.	4,590,605	455,801
	Meta Platforms Inc. Class A	245,600	123,836
	T-Mobile US Inc.	338,000	59,549
*	Charter Communications Inc. Class A	193,600	57,879
*	Netflix Inc.	75,100	50,683
*	Live Nation Entertainment Inc.	499,000	46,776
	Universal Music Group NV	371,608	11,055
*	Altice USA Inc. Class A	4,710,800	9,610
	Comcast Corp. Class A	51,000	1,997
	Nintendo Co. Ltd.	17,500	935
			4,578,226
Consumer Discretionary (9.0%)
*	Tesla Inc.	5,679,300	1,123,820
	Ross Stores Inc.	7,590,900	1,103,110
[1]	Sony Group Corp. ADR	12,916,400	1,097,248
	Alibaba Group Holding Ltd. ADR	12,249,317	881,951
	TJX Cos. Inc.	7,554,500	831,750
*	Amazon.com Inc.	3,063,500	592,021
*,2	Mattel Inc.	25,310,579	411,550
[2]	Whirlpool Corp.	3,126,832	319,562
*	Royal Caribbean Cruises Ltd.	1,858,947	296,372
	Bath & Body Works Inc.	3,480,714	135,922
	eBay Inc.	1,189,000	63,873
*	Burlington Stores Inc.	217,700	52,248
*	Carnival Corp.	2,054,065	38,452
*	Flutter Entertainment plc	210,942	38,370
	Newell Brands Inc.	4,591,723	29,433
	Lowe's Cos. Inc.	125,000	27,558
*	MGM Resorts International	540,000	23,998
	Marriott International Inc. Class A	97,000	23,452
*	Victoria's Secret & Co.	1,164,071	20,569
*	Ulta Beauty Inc.	21,000	8,103
			7,119,362
Consumer Staples (0.5%)
	Sysco Corp.	3,064,678	218,787
*	Dollar Tree Inc.	1,328,700	141,865
	Altria Group Inc.	572,600	26,082
	Dollar General Corp.	73,500	9,719
[1]	Haleon plc ADR	548,000	4,527
			400,980
Energy (2.2%)
	Hess Corp.	4,771,700	703,921
	Exxon Mobil Corp.	4,173,290	480,429
	EOG Resources Inc.	1,605,300	202,059
	ConocoPhillips	1,734,800	198,427
*	Transocean Ltd. (XNYS)	16,788,773	89,820
	Schlumberger NV	703,300	33,182
			1,707,838
Financials (6.6%)
	Wells Fargo & Co.	24,520,847	1,456,293
	JPMorgan Chase & Co.	3,601,100	728,358
	Visa Inc. Class A	2,331,400	611,923
	Marsh & McLennan Cos. Inc.	2,610,516	550,088
	Raymond James Financial Inc.	4,306,903	532,376
	Bank of America Corp.	6,907,832	274,724

Vanguard® PRIMECAP Fund
		Shares	Market Value ($000)
	Progressive Corp.	834,200	173,272
	Northern Trust Corp.	2,038,300	171,176
*	PayPal Holdings Inc.	2,504,700	145,348
	Mastercard Inc. Class A	308,300	136,010
	CME Group Inc.	627,768	123,419
	Citigroup Inc.	1,795,000	113,911
	Fidelity National Information Services Inc.	1,066,500	80,371
	Charles Schwab Corp.	687,414	50,656
	Goldman Sachs Group Inc.	55,300	25,013
	Morgan Stanley	205,000	19,924
			5,192,862
Health Care (31.1%)
	Eli Lilly & Co.	11,521,408	10,431,252
	Amgen Inc.	8,987,985	2,808,296
*,2	Biogen Inc.	9,155,411	2,122,407
	AstraZeneca plc ADR	25,729,688	2,006,658
*	Boston Scientific Corp.	25,696,344	1,978,876
	Thermo Fisher Scientific Inc.	1,593,447	881,176
	Novartis AG ADR	7,785,525	828,847
*	BioMarin Pharmaceutical Inc.	7,070,808	582,140
	Bristol-Myers Squibb Co.	12,628,880	524,477
	Roche Holding AG	1,472,013	407,834
	GSK plc ADR	10,133,110	390,125
*	BeiGene Ltd. ADR	2,280,190	325,315
*	Elanco Animal Health Inc. (XNYS)	19,016,439	274,407
	Zimmer Biomet Holdings Inc.	2,202,500	239,037
	CVS Health Corp.	2,145,500	126,713
	Stryker Corp.	343,400	116,842
	Agilent Technologies Inc.	732,516	94,956
	Abbott Laboratories	660,000	68,581
	UnitedHealth Group Inc.	94,615	48,184
*	Edwards Lifesciences Corp.	492,100	45,455
*	IQVIA Holdings Inc.	213,584	45,160
	Medtronic plc	570,000	44,865
	Sanofi SA ADR	893,000	43,328
[3]	Siemens Healthineers AG	721,300	41,539
	Alcon Inc.	431,300	38,420
	Sandoz Group AG	364,572	13,215
*	Waters Corp.	33,680	9,771
	Humana Inc.	10,076	3,765
	Danaher Corp.	12,402	3,099
*	Zimvie Inc.	27,100	495
			24,545,235
Industrials (12.1%)
	FedEx Corp.	8,522,158	2,555,284
	Siemens AG (Registered)	7,802,676	1,452,277
	Southwest Airlines Co.	25,401,478	726,736
*	United Airlines Holdings Inc.	12,148,403	591,141
	Delta Air Lines Inc.	11,296,900	535,925
	Airbus SE	3,517,566	482,774
	Caterpillar Inc.	1,304,400	434,496
	TransDigm Group Inc.	309,316	395,185
	Textron Inc.	3,601,000	309,182
	Union Pacific Corp.	1,327,800	300,428
*	American Airlines Group Inc.	26,034,413	294,970
	United Parcel Service Inc. Class B (XNYS)	1,928,970	263,980
	General Dynamics Corp.	511,300	148,349
	Otis Worldwide Corp.	1,517,260	146,051
*	Alaska Air Group Inc.	3,280,700	132,540
	Carrier Global Corp.	1,679,001	105,911
	JB Hunt Transport Services Inc.	515,900	82,544
	Norfolk Southern Corp.	310,800	66,726
	CSX Corp.	1,988,800	66,525
	nVent Electric plc	859,000	65,808
*	Boeing Co.	271,300	49,379
	Honeywell International Inc.	221,000	47,192
	Rockwell Automation Inc.	165,500	45,559
*	Lyft Inc. Class A	3,209,900	45,260
	L3Harris Technologies Inc.	189,000	42,446

Vanguard® PRIMECAP Fund
		Shares	Market Value ($000)
	RTX Corp.	376,870	37,834
	Ryanair Holdings plc ADR	250,000	29,110
	AMETEK Inc.	166,700	27,791
	Deere & Co.	73,700	27,537
*	WillScot Mobile Mini Holdings Corp.	722,300	27,187
*	Uber Technologies Inc.	111,150	8,078
			9,544,205
Information Technology (29.7%)
	Micron Technology Inc.	23,695,774	3,116,705
	KLA Corp.	3,359,928	2,770,294
	Microsoft Corp.	6,072,600	2,714,149
*	Adobe Inc.	4,199,957	2,333,244
	Texas Instruments Inc.	10,602,272	2,062,460
	NVIDIA Corp.	14,470,400	1,787,673
	Intel Corp.	47,050,148	1,457,143
	Oracle Corp.	8,811,770	1,244,222
	NetApp Inc.	8,035,241	1,034,939
	Intuit Inc.	1,136,500	746,919
	Analog Devices Inc.	2,490,000	568,367
	QUALCOMM Inc.	2,747,806	547,308
	HP Inc.	13,725,716	480,675
	Apple Inc.	1,810,000	381,222
	Hewlett Packard Enterprise Co.	17,166,842	363,422
	Entegris Inc.	1,835,622	248,543
	Applied Materials Inc.	947,300	223,553
	Cisco Systems Inc.	4,371,279	207,680
	Telefonaktiebolaget LM Ericsson ADR	33,306,269	205,500
	Corning Inc.	3,913,600	152,043
	Teradyne Inc.	857,900	127,218
*	Autodesk Inc.	464,200	114,866
*	Palo Alto Networks Inc.	315,600	106,992
	Broadcom Inc.	43,593	69,990
	Marvell Technology Inc.	887,500	62,036
*	Western Digital Corp.	700,000	53,039
	Salesforce Inc.	198,300	50,983
*	Okta Inc.	464,500	43,482
	Dell Technologies Inc. Class C	273,900	37,774
*	Gartner Inc.	70,100	31,479
*,1	BlackBerry Ltd.	9,975,500	24,739
*	Keysight Technologies Inc.	179,500	24,547
	Jabil Inc.	167,500	18,222
	Infineon Technologies AG	214,285	7,864
*	Fortinet Inc.	69,450	4,186
*	Unity Software Inc.	100,000	1,626
*	Arista Networks Inc.	4,000	1,402
*	Nice Ltd. ADR	2,000	344
*	RingCentral Inc. Class A	8,000	226
			23,427,076
Materials (1.2%)
	Glencore plc	40,248,825	229,027
	Albemarle Corp.	2,150,294	205,396
	DuPont de Nemours Inc.	1,969,556	158,529
	Freeport-McMoRan Inc.	2,261,900	109,928
	Linde plc	245,300	107,640
	Dow Inc.	1,233,817	65,454
	Corteva Inc.	1,099,216	59,292
			935,266
Total Common Stocks (Cost $24,813,769)			77,451,050
Temporary Cash Investments (1.5%)

Vanguard® PRIMECAP Fund
		Shares	Market Value ($000)
Money Market Fund (1.5%)
[4,5]	Vanguard Market Liquidity Fund, 5.380% (Cost $1,210,293)	12,106,429	1,210,522
Total Investments (99.7%) (Cost $26,024,062)			78,661,572
Other Assets and Liabilities—Net (0.3%)			229,191
Net Assets (100%)			78,890,763
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $7,707,000.
2	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, the aggregate value was $41,539,000, representing 0.1% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $8,765,000 was received for securities on loan.
ADR—American Depositary Receipt.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of June 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	74,766,160	2,684,890	—	77,451,050
Temporary Cash Investments	1,210,522	—	—	1,210,522
Total	75,976,682	2,684,890	—	78,661,572

Vanguard® PRIMECAP Fund
D.	Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Sep. 30, 2023 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jun. 30, 2024 Market Value ($000)
Biogen Inc.	2,317,349	43,438	9,912	(2,792)	(225,676)	—	—	2,122,407
Mattel Inc.	582,822	—	21,196	(3,631)	(146,445)	—	—	411,550
Vanguard Market Liquidity Fund	1,211,327	NA1	NA1	84	(39)	42,054	6	1,210,522
Whirlpool Corp.	402,147	12,600	—	—	(95,185)	16,153	—	319,562
Total	4,513,645	56,038	31,108	(6,339)	(467,345)	58,207	6	4,064,041
1	Not applicable—purchases and sales are for temporary cash investment purposes.